Share and Other Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended		9 Months Ended
	Aug. 05, 2020	Jul. 07, 2020	May 02, 2020	Mar. 10, 2020	Feb. 21, 2020	Sep. 20, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Number of common shares issued					3,478,261	4,988
Transaction costs		$ 1,420				$ 786	$ 2,158	$ 786	$ 2,767	$ 786
Warrant liability		5,691
Share capital		6,308
Gross proceeds from Issuance of common shares and warrants		$ 12,000					$ 19,000	$ 4,988	$ 23,500	$ 4,988
Warrants Issued			945,000	28,144	2,608,696
Warrants exercise price			$ 4.70	$ 1.07	$ 1.20	$ 1.65
Placement Agent [Member]
Statement Line Items [Line Items]
Warrants Issued					243,478
Warrants exercise price					$ 1.62
Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Number of common shares issued		26,666,666
Share price		$ 0.45
Proceeds from issuing common shares		$ 10,596
Deferred Stock Units DSU's [Member]
Statement Line Items [Line Items]
Number of common shares issued							111,300		111,300
Warrants [Member]
Statement Line Items [Line Items]
Number of common shares issued					243,478
Exercise price					$ 1.62
Proceeds from issuing common shares					$ 2,325
Transaction costs					600
Share Capital [Member]
Statement Line Items [Line Items]
Proceeds from issuing common shares					2,174
Transaction costs					$ 600
Common Stock [Member]
Statement Line Items [Line Items]
Number of common shares issued		26,666,666
Investor Share Purchase Warrants [Member]
Statement Line Items [Line Items]
Number of common shares issued		26,666,666
Share price		$ 0.45
Warrants expiry date		Jul. 07, 2025
Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number of common shares issued		1,866,667
Share price		$ 0.5625
Warrants expiry date		Jul. 01, 2025
Registered Direct Offering [Member]
Statement Line Items [Line Items]
Number of common shares issued					3,478,261
Share price					$ 1.29
Proceeds from issuing common shares					$ 4,500
Registered Direct Offering [Member] | Warrants [Member]
Statement Line Items [Line Items]
Number of common shares issued					2,608,696
Exercise price					$ 1.20
Proceeds from issuing common shares					$ 3,900
Warrant liability					$ 310
Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of common shares issued						3,325,000
Transaction costs						$ 786
Warrant liability						550
Gross proceeds from Issuance of common shares and warrants						$ 4,988
Combined purchase price, description						The combined purchase price for one common share and one warrant was $1.50.
Securities Purchase Agreement [Member] | Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Number of common shares issued	12,427,876
Share price	$ 0.56325
Transaction costs	$ 747
Warrant liability	3,944
Gross proceeds from Issuance of common shares and warrants	$ 7,000
Securities Purchase Agreement [Member] | Non-adjusting events after reporting period [Member] | Unregistered Warrants [Member]
Statement Line Items [Line Items]
Warrant exercisable term description	Five and one-half years
Warrants Issued	9,320,907
Warrants exercise price	$ 0.47
Securities Purchase Agreement [Member] | Non-adjusting events after reporting period [Member] | Unregistered Warrants [Member] | Placement Agent [Member]
Statement Line Items [Line Items]
Transaction costs	$ 327
Warrants expiry date	Aug. 03, 2025
Warrants Issued	869,952
Warrants exercise price	$ 0.7040625
Securities Purchase Agreement [Member] | Non-adjusting events after reporting period [Member] | Warrant Liability [Member]
Statement Line Items [Line Items]
Transaction costs	$ 421
Gross proceeds from Issuance of common shares and warrants	$ 3,056
Securities Purchase Agreement [Member] | Warrants [Member]
Statement Line Items [Line Items]
Number of common shares issued						3,325,000
Transaction costs						$ 795
Gross proceeds from Issuance of common shares and warrants						3,457
Securities Purchase Agreement [Member] | Share Capital [Member]
Statement Line Items [Line Items]
Transaction costs						795
Gross proceeds from Issuance of common shares and warrants						$ 1,531